PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Schedule of prepayments and other current assets

	December 31,	December 31,	December 31,
	2021	2020	2019
	US$	US$	US$

Other receivables, net of allowance for doubtful accounts of $nil, $nil and $nil at December 31, 2019, 2020, 2021	—	91,266	2,566
Prepaid rental expenses	—	11,189	5,141
Prepaid professional service expenses	3,578	—	—
Prepaid for BTC mining cloud computing power	1,291,784	—	—
	1,295,362	102,455	7,707